Share-Based Payment (Details) - Schedule of fair value of the share options - Directors and CEO [Member] - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment (Details) - Schedule of fair value of the share options [Line Items]
Outstanding at January 1	8,839,482	78,435
Granted during the year	27,873,103	8,820,402
Exercised during the year	(2,147,454)
Forfeited or expired during the year	(154,847)	(59,355)
Outstanding at December 31	34,410,284	8,839,482
Exercisable as of December 31	30,631,203	8,679,113